CONSOLIDATED INCOME STATEMENT - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,259,000,000	$ 1,255,000,000	$ 2,400,000,000	$ 2,386,000,000
Cost of sales	(1,090,000,000)	(1,146,000,000)	(2,108,000,000)	(2,164,000,000)
Gross profit	169,000,000	109,000,000	292,000,000	222,000,000
Sales, general and administration expenses	(77,000,000)	(63,000,000)	(150,000,000)	(128,000,000)
Intangible amortization	(37,000,000)	(35,000,000)	(73,000,000)	(70,000,000)
Operating profit	55,000,000	11,000,000	69,000,000	24,000,000
Net finance (expense)/income	(51,000,000)	(23,000,000)	(86,000,000)	(46,000,000)
(Loss)/profit before tax	4,000,000	(12,000,000)	(17,000,000)	(22,000,000)
Income tax credit/(charge)	(2,000,000)	2,000,000	7,000,000	11,000,000
(Loss)/profit for the year	2,000,000	(10,000,000)	(10,000,000)	(11,000,000)
(Loss)/profit attributable to:
Equity holders	$ 2,000,000	$ (10,000,000)	$ (10,000,000)	$ (11,000,000)
(Loss)/earnings per share
Basic (loss)/earnings per share attributable to equity holders	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)
Diluted (loss)/earnings per share attributable to equity holders	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,259,000,000	$ 1,255,000,000	$ 2,400,000,000	$ 2,386,000,000
Cost of sales	(1,081,000,000)	(1,109,000,000)	(2,091,000,000)	(2,117,000,000)
Gross profit	178,000,000	146,000,000	309,000,000	269,000,000
Sales, general and administration expenses	(76,000,000)	(60,000,000)	(146,000,000)	(116,000,000)
Intangible amortization	(37,000,000)	(35,000,000)	(73,000,000)	(70,000,000)
Operating profit	65,000,000	51,000,000	90,000,000	83,000,000
Net finance (expense)/income	(51,000,000)	(49,000,000)	(103,000,000)	(99,000,000)
(Loss)/profit before tax	14,000,000	2,000,000	(13,000,000)	(16,000,000)
Income tax credit/(charge)	(4,000,000)		4,000,000	5,000,000
(Loss)/profit for the year	10,000,000	2,000,000	(9,000,000)	(11,000,000)
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(9,000,000)	(37,000,000)	(17,000,000)	(47,000,000)
Gross profit	(9,000,000)	(37,000,000)	(17,000,000)	(47,000,000)
Sales, general and administration expenses	(1,000,000)	(3,000,000)	(4,000,000)	(12,000,000)
Operating profit	(10,000,000)	(40,000,000)	(21,000,000)	(59,000,000)
Net finance (expense)/income		26,000,000	17,000,000	53,000,000
(Loss)/profit before tax	(10,000,000)	(14,000,000)	(4,000,000)	(6,000,000)
Income tax credit/(charge)	2,000,000	2,000,000	3,000,000	$ 6,000,000
(Loss)/profit for the year	$ (8,000,000)	$ (12,000,000)	$ (1,000,000)